UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY

VOTING RECORD OF

REGISTERED

MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number –811-23705

ATLAS U.S. TACTICAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

Buchanan Office Center

Road 165 -#140

Suite 201

Guaynabo, PR 00968

(Address of principal executive offices) (Zip code)

Kevin R. Bettsteller, Esq.

DLA Piper LLP (US)

2000 Avenue of the Stars

Suite 400 North Tower

Los Angeles, CA 90067

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1 787 781 1301

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 – June 30, 2021

ITEM 1. PROXY VOTING RECORD:

Item 1 Exhibits contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2021 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Advisers Preferred Trust				Atlas U.S. Tactical Income Fund
Investment Company Act file number: 811-23705
Reporting Period: June 17, 2021 (effective date with SEC) through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e)Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

NO PROXIES WERE VOTED DURING THE PERIOD JUNE 17, 2021 (SEC EFFECTIVENESS) THROUGH JUNE 30, 2021

CONTENT KEY:
(a) Issuers Name - Company Name as it appeared on the ballot (e.g., Microsoft)
(b) Exchange Ticker Symbol - e.g., IBM
(c)cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
(d) Meeting Type MM/DD/YYYY
(e)brief descritpion of matter voted on e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
(f) Proosal Type - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
(g) Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
(h) How Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
(i) Whether vote cast for or against Management Recommendation - FOR or AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)	/s/Paul Hopgood
Paul Hopgood
President and Director

Date:	August 25, 2021